CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 393,522	$ 260,372	$ 298,429
Vessel operating expenses (including related party of $3011757 million in 2025)	(159,894)	(121,583)	(93,332)
Administrative expenses	(29,594)	(27,505)	(33,462)
Project development expenses	(19,231)	(12,341)	(39,130)
Depreciation and amortization	(49,255)	(53,526)	(50,294)
Impairment of long-lived assets	0	(22,933)	(5,021)
Total operating expenses	(257,974)	(237,888)	(221,239)
Realized and unrealized (loss)/gain on oil and gas derivative instruments (including related party of $29775752 million in 2025)	(30,212)	39,226	(84,751)
Other operating (loss)/income (including related party of $2142630 million in 2025)	(5,614)	469	23,359
Total other operating (loss)/income	(35,826)	39,695	(61,392)
Operating income	99,722	62,179	15,798
Realized and unrealized mark-to-market ("MTM") loss on our investment in listed equity securities	0	0	(62,308)
Other non-operating income/(loss), net	29,981	(7,000)	9,823
Total other non-operating income/(loss)	29,981	(7,000)	(52,485)
Interest income	34,577	37,350	46,061
Interest expense, net	(32,925)	0	0
(Losses)/gains on derivative instruments, net	(7,822)	65	(7,227)
Other financial items, net	(15,578)	(4,317)	(900)
Net financial (loss)/income	(21,748)	33,098	37,934
Income before taxes and net income/(loss) from equity method investments	107,955	88,277	1,247
Income tax (expense)/benefit	(4,307)	18	(1,870)
Net income/(loss) from equity method investments	8,928	(7,502)	(2,520)
Net income/(loss) from continuing operations	112,576	80,793	(3,143)
Net income from discontinued operations	0	0	293
Net income/(loss)	112,576	80,793	(2,850)
Net income attributable to non-controlling interests	(46,900)	(29,954)	(43,943)
Net income/(loss) attributable to stockholders of Golar LNG Limited	$ 65,676	$ 50,839	$ (46,793)
Earnings/(loss) per share attributable to Golar LNG Limited stockholders Per common share amounts
Basic earnings/(loss) per share from continuing operations (in dollars per share)	$ 0.64	$ 0.49	$ (0.44)
Dilutive earnings/(loss) per share from continuing operations (in dollars per share)	$ 0.60	$ 0.48	$ (0.44)
Liquefaction services revenue
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 226,794	$ 224,959	$ 245,418
Sales-type lease revenue
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	91,461	0	0
Vessel management fees and other revenues
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	74,391	23,067	35,086
Time and voyage charter revenues
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 876	$ 12,346	$ 17,925